Note 3 - Fair Value Measurements (Details) - Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 23, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities [Abstract]
Fair value				$ 624,000	$ 686,000
Change in fair value recorded in other income (expense), net		(21,000)	(52,000)	(62,000)
Extinguishment of warrant liabilities pursuant to the Merger Agreement	$ (572,000)		$ (572,000)